Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 16	$ 15	$ 19
Additions Charged to costs and Expenses	1
Additions Accounts Charged to Other	1	1
Deductions			4
Balance At End of Period	18	16	15
Accrued Restructuring Costs [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	2	12	0
Additions Charged to costs and Expenses			12
Deductions	2	10
Balance At End of Period	$ 0	$ 2	$ 12